First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 50.9%
	Aerospace & Defense – 1.2%
15,606	General Dynamics Corp.	$3,311,125
8,029	Lockheed Martin Corp.	3,101,522
7,217	Northrop Grumman Corp.	3,394,300
		9,806,947
	Air Freight & Logistics – 0.6%
35,427	Expeditors International of Washington, Inc.	3,128,558
23,521	Forward Air Corp.	2,123,006
		5,251,564
	Banks – 6.2%
84,441	Brookline Bancorp, Inc.	983,738
14,242	City Holding Co.	1,263,123
52,593	Commerce Bancshares, Inc.	3,479,553
43,406	Community Bank System, Inc.	2,607,832
139,171	CVB Financial Corp.	3,523,810
53,420	Eagle Bancorp, Inc.	2,394,284
25,170	FB Financial Corp.	961,746
267,451	First BanCorp	3,658,730
73,691	First Commonwealth Financial Corp.	946,192
87,926	First Financial Bankshares, Inc.	3,677,944
238,947	Fulton Financial Corp.	3,775,363
22,850	Heartland Financial USA, Inc.	990,776
129,513	Hilltop Holdings, Inc.	3,218,398
25,374	Lakeland Financial Corp.	1,847,481
26,335	National Bank Holdings Corp., Class A	974,132
30,601	NBT Bancorp, Inc.	1,161,308
94,300	Northwest Bancshares, Inc.	1,273,993
36,517	OFG Bancorp	917,672
44,881	Popular, Inc.	3,234,125
50,575	Prosperity Bancshares, Inc.	3,372,341
35,691	ServisFirst Bancshares, Inc.	2,855,280
52,095	Towne Bank	1,397,709
40,101	UMB Financial Corp.	3,380,113
17,508	Westamerica BanCorp	915,493
		52,811,136
	Building Products – 1.2%
63,146	A.O. Smith Corp.	3,067,633
35,269	Allegion PLC	3,162,924
50,673	UFP Industries, Inc.	3,656,563
		9,887,120
	Capital Markets – 5.5%
14,524	Ameriprise Financial, Inc.	3,659,322
5,671	BlackRock, Inc.	3,120,638
30,505	Cboe Global Markets, Inc.	3,580,372
16,867	CME Group, Inc.	2,987,652
36,886	Evercore, Inc., Class A	3,033,873
8,976	FactSet Research Systems, Inc.	3,591,387
34,564	Hamilton Lane, Inc., Class A	2,060,360
43,744	Houlihan Lokey, Inc.	3,297,423
36,716	Intercontinental Exchange, Inc.	3,317,290
12,589	Piper Sandler Cos.	1,318,572
37,249	PJT Partners, Inc., Class A	2,488,978
38,618	Raymond James Financial, Inc.	3,816,231

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
63,916	SEI Investments Co.	$3,135,080
61,634	Stifel Financial Corp.	3,199,421
30,392	T Rowe Price Group, Inc.	3,191,464
7,048	Virtus Investment Partners, Inc.	1,124,297
		46,922,360
	Chemicals – 1.7%
23,333	Balchem Corp.	2,836,826
32,265	FMC Corp.	3,410,410
121,794	Huntsman Corp.	2,988,825
10,057	NewMarket Corp.	3,025,447
21,059	Stepan Co.	1,972,597
		14,234,105
	Commercial Services & Supplies – 0.7%
25,286	Tetra Tech, Inc.	3,250,009
13,995	UniFirst Corp.	2,354,379
		5,604,388
	Construction & Engineering – 0.5%
33,537	EMCOR Group, Inc.	3,872,853
	Containers & Packaging – 0.3%
25,110	Packaging Corp. of America	2,819,602
	Diversified Consumer Services – 0.3%
49,952	Service Corp. International	2,884,228
	Diversified Financial Services – 0.4%
58,003	Voya Financial, Inc.	3,509,182
	Electrical Equipment – 0.4%
31,421	AMETEK, Inc.	3,563,456
	Electronic Equipment, Instruments & Components – 0.6%
53,632	Amphenol Corp., Class A	3,591,198
44,745	Methode Electronics, Inc.	1,662,277
		5,253,475
	Food & Staples Retailing – 0.4%
7,206	Costco Wholesale Corp.	3,403,178
	Food Products – 1.0%
38,073	Bunge Ltd.	3,143,688
55,609	Mondelez International, Inc., Class A	3,049,041
40,119	Tyson Foods, Inc., Class A	2,645,046
		8,837,775
	Health Care Equipment & Supplies – 0.4%
31,778	Abbott Laboratories	3,074,839
	Health Care Providers & Services – 0.8%
7,354	Chemed Corp.	3,210,462
6,721	UnitedHealth Group, Inc.	3,394,374
		6,604,836
	Hotels, Restaurants & Leisure – 0.5%
47,169	Texas Roadhouse, Inc.	4,115,967

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables – 0.7%
35,144	Garmin Ltd.	$2,822,415
137,899	La-Z-Boy, Inc.	3,112,380
		5,934,795
	Household Products – 0.4%
24,013	Procter & Gamble (The) Co.	3,031,641
	Industrial Conglomerates – 0.3%
26,681	3M Co.	2,948,251
	Insurance – 6.4%
62,405	Aflac, Inc.	3,507,161
27,244	Allstate (The) Corp.	3,392,695
18,234	AMERISAFE, Inc.	852,075
29,021	Cincinnati Financial Corp.	2,599,411
25,292	Employers Holdings, Inc.	872,321
12,319	Everest Re Group, Ltd.	3,232,998
93,420	Fidelity National Financial, Inc.	3,381,804
65,246	First American Financial Corp.	3,007,841
23,607	Hanover Insurance Group (The), Inc.	3,025,001
52,770	Hartford Financial Services Group (The), Inc.	3,268,574
46,801	Horace Mann Educators Corp.	1,651,607
154,419	Old Republic International Corp.	3,231,990
29,696	Progressive (The) Corp.	3,450,972
29,615	RLI Corp.	3,031,984
14,796	Safety Insurance Group, Inc.	1,206,762
39,713	Selective Insurance Group, Inc.	3,232,638
28,281	Stewart Information Services Corp.	1,234,183
20,415	Travelers (The) Cos., Inc.	3,127,578
50,583	W.R. Berkley Corp.	3,266,650
17,494	Willis Towers Watson PLC	3,515,244
		54,089,489
	IT Services – 2.3%
12,437	Accenture PLC, Class A	3,200,040
16,438	Automatic Data Processing, Inc.	3,718,111
51,162	Cognizant Technology Solutions Corp., Class A	2,938,745
19,178	Jack Henry & Associates, Inc.	3,495,574
30,322	Paychex, Inc.	3,402,432
17,536	Visa, Inc., Class A	3,115,271
		19,870,173
	Leisure Products – 0.2%
36,491	Sturm Ruger & Co., Inc.	1,853,378
	Life Sciences Tools & Services – 0.8%
29,073	Agilent Technologies, Inc.	3,533,823
6,355	Thermo Fisher Scientific, Inc.	3,223,193
		6,757,016
	Machinery – 4.9%
89,800	Allison Transmission Holdings, Inc.	3,031,648
17,843	Cummins, Inc.	3,631,229
11,530	Deere & Co.	3,849,752
37,879	Franklin Electric Co., Inc.	3,095,093
58,117	Graco, Inc.	3,484,114
51,351	ITT, Inc.	3,355,274

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
56,806	Mueller Industries, Inc.	$3,376,549
17,057	Nordson Corp.	3,620,689
41,935	PACCAR, Inc.	3,509,540
17,523	Snap-on, Inc.	3,528,256
45,555	Toro (The) Co.	3,939,596
28,109	Watts Water Technologies, Inc., Class A	3,534,145
		41,955,885
	Marine – 0.3%
47,379	Matson, Inc.	2,914,756
	Metals & Mining – 1.1%
20,326	Reliance Steel & Aluminum Co.	3,545,058
52,194	Steel Dynamics, Inc.	3,703,164
50,648	Worthington Industries, Inc.	1,931,715
		9,179,937
	Multiline Retail – 0.4%
14,068	Dollar General Corp.	3,374,351
	Pharmaceuticals – 1.1%
19,453	Johnson & Johnson	3,177,842
37,873	Merck & Co., Inc.	3,261,623
20,086	Zoetis, Inc.	2,978,553
		9,418,018
	Professional Services – 0.9%
38,210	Booz Allen Hamilton Holding Corp.	3,528,693
17,292	Kforce, Inc.	1,014,176
46,105	Robert Half International, Inc.	3,527,033
		8,069,902
	Road & Rail – 2.2%
21,928	JB Hunt Transport Services, Inc.	3,429,978
74,591	Knight-Swift Transportation Holdings, Inc.	3,649,738
23,744	Landstar System, Inc.	3,427,921
71,576	Marten Transport Ltd.	1,371,396
13,472	Old Dominion Freight Line, Inc.	3,351,429
89,590	Werner Enterprises, Inc.	3,368,584
		18,599,046
	Semiconductors & Semiconductor Equipment – 1.4%
92,295	Intel Corp.	2,378,442
46,032	Power Integrations, Inc.	2,960,778
37,271	Skyworks Solutions, Inc.	3,178,098
22,471	Texas Instruments, Inc.	3,478,062
		11,995,380
	Software – 0.4%
13,447	Microsoft Corp.	3,131,806
	Specialty Retail – 1.6%
19,948	Advance Auto Parts, Inc.	3,118,670
52,966	Best Buy Co., Inc.	3,354,866
61,823	TJX (The) Cos., Inc.	3,840,445
17,811	Tractor Supply Co.	3,310,709
		13,624,690

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods – 1.1%
48,992	Carter’s, Inc.	$3,210,446
48,236	Columbia Sportswear Co.	3,246,283
107,195	Steven Madden Ltd.	2,858,890
		9,315,619
	Thrifts & Mortgage Finance – 0.4%
175,714	Radian Group, Inc.	3,389,523
	Trading Companies & Distributors – 1.3%
58,041	Boise Cascade Co.	3,451,118
69,166	Fastenal Co.	3,184,403
24,575	Rush Enterprises, Inc., Class A	1,077,859
14,459	Watsco, Inc.	3,722,614
		11,435,994
	Total Common Stocks	433,346,661
	(Cost $436,399,210)
REAL ESTATE INVESTMENT TRUSTS – 0.3%
	Industrial REITs – 0.3%
321,490	LXP Industrial Trust	2,944,848
	(Cost $4,622,587)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 40.3%
	Aerospace & Defense – 1.4%
$1,000,000	Boeing (The) Co.	1.43%	02/04/24	950,720
500,000	Boeing (The) Co.	2.75%	02/01/26	454,864
1,000,000	Boeing (The) Co.	2.20%	02/04/26	890,039
500,000	Boeing (The) Co.	2.70%	02/01/27	436,288
500,000	Boeing (The) Co.	3.25%	02/01/28	437,520
250,000	Boeing (The) Co.	3.20%	03/01/29	209,046
500,000	Boeing (The) Co.	2.95%	02/01/30	402,447
500,000	Boeing (The) Co.	3.63%	02/01/31	415,586
1,000,000	Boeing (The) Co.	5.71%	05/01/40	876,075
1,500,000	Boeing (The) Co.	3.75%	02/01/50	980,770
500,000	Northrop Grumman Corp.	2.93%	01/15/25	477,272
500,000	Northrop Grumman Corp.	3.25%	01/15/28	456,335
750,000	Northrop Grumman Corp.	4.03%	10/15/47	597,838
250,000	Northrop Grumman Corp.	5.25%	05/01/50	239,518
1,873,000	Raytheon Technologies Corp.	2.38%	03/15/32	1,476,083
1,000,000	Raytheon Technologies Corp.	4.63%	11/16/48	865,795
1,500,000	Raytheon Technologies Corp.	3.13%	07/01/50	1,012,342
1,000,000	Raytheon Technologies Corp.	2.82%	09/01/51	630,163
500,000	Textron, Inc.	2.45%	03/15/31	384,353
				12,193,054
	Air Freight & Logistics – 0.4%
1,000,000	FedEx Corp.	2.40%	05/15/31	778,902
1,750,000	FedEx Corp.	3.25%	05/15/41	1,206,152
1,500,000	FedEx Corp.	4.55%	04/01/46	1,191,140
				3,176,194

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks – 7.3%
$2,050,000	Bank of America Corp. (a)	1.84%	02/04/25	$1,949,803
2,000,000	Bank of America Corp. (a)	0.98%	04/22/25	1,860,739
750,000	Bank of America Corp. (a)	2.02%	02/13/26	688,115
2,500,000	Bank of America Corp. (a)	3.38%	04/02/26	2,363,153
950,000	Bank of America Corp.	3.50%	04/19/26	893,409
1,000,000	Bank of America Corp. (a)	4.83%	07/22/26	977,148
1,000,000	Bank of America Corp. (a)	1.20%	10/24/26	872,160
500,000	Bank of America Corp. (a)	3.56%	04/23/27	462,238
450,000	Bank of America Corp. (a)	2.55%	02/04/28	392,110
500,000	Bank of America Corp. (a)	3.71%	04/24/28	455,772
475,000	Bank of America Corp. (a)	4.38%	04/27/28	445,772
500,000	Bank of America Corp. (a)	3.59%	07/21/28	452,283
1,000,000	Bank of America Corp. (a)	4.95%	07/22/28	962,311
1,091,000	Bank of America Corp. (a)	3.42%	12/20/28	969,585
1,000,000	Bank of America Corp. (a)	2.09%	06/14/29	813,875
500,000	Bank of America Corp. (a)	4.27%	07/23/29	455,076
500,000	Bank of America Corp. (a)	3.97%	02/07/30	446,466
500,000	Bank of America Corp. (a)	3.19%	07/23/30	421,813
500,000	Bank of America Corp. (a)	2.88%	10/22/30	410,609
500,000	Bank of America Corp. (a)	1.90%	07/23/31	372,960
1,000,000	Bank of America Corp. (a)	1.92%	10/24/31	739,737
500,000	Bank of America Corp. (a)	2.57%	10/20/32	382,781
750,000	Bank of America Corp. (a)	2.97%	02/04/33	586,970
500,000	Bank of America Corp. (a)	4.57%	04/27/33	448,674
1,000,000	Bank of America Corp. (a)	5.02%	07/22/33	930,451
1,500,000	Bank of America Corp. (a)	2.48%	09/21/36	1,086,504
500,000	Bank of America Corp. (a)	4.08%	04/23/40	395,661
1,000,000	Bank of America Corp. (a)	2.68%	06/19/41	648,233
2,000,000	Bank of America Corp. (a)	3.31%	04/22/42	1,413,923
500,000	Bank of America Corp. (a)	3.95%	01/23/49	371,734
500,000	Bank of America Corp. (a)	4.33%	03/15/50	395,540
500,000	Bank of America Corp. (a)	2.83%	10/24/51	296,604
750,000	Bank of America Corp. (a)	2.97%	07/21/52	461,511
2,000,000	Citigroup, Inc. (a)	2.01%	01/25/26	1,839,699
500,000	Citigroup, Inc. (a)	3.11%	04/08/26	469,056
3,000,000	Citigroup, Inc. (a)	1.12%	01/28/27	2,570,031
3,000,000	Citigroup, Inc. (a)	1.46%	06/09/27	2,558,199
500,000	Citigroup, Inc. (a)	3.98%	03/20/30	443,987
1,000,000	Citigroup, Inc. (a)	2.98%	11/05/30	822,935
500,000	Citigroup, Inc. (a)	2.67%	01/29/31	399,641
2,000,000	Citigroup, Inc. (a)	2.56%	05/01/32	1,537,187
1,000,000	Citigroup, Inc. (a)	3.06%	01/25/33	788,284
500,000	Citigroup, Inc. (a)	3.88%	01/24/39	393,261
1,500,000	Citigroup, Inc. (a)	2.90%	11/03/42	960,525
750,000	Citigroup, Inc.	4.75%	05/18/46	599,883
500,000	Citigroup, Inc.	4.65%	07/23/48	408,660
1,000,000	JPMorgan Chase & Co. (a)	0.56%	02/16/25	935,681
2,000,000	JPMorgan Chase & Co. (a)	0.82%	06/01/25	1,853,457
3,500,000	JPMorgan Chase & Co. (a)	0.97%	06/23/25	3,240,911
500,000	JPMorgan Chase & Co. (a)	2.30%	10/15/25	469,234
500,000	JPMorgan Chase & Co. (a)	2.60%	02/24/26	465,212
1,000,000	JPMorgan Chase & Co. (a)	4.08%	04/26/26	963,576
500,000	JPMorgan Chase & Co. (a)	1.05%	11/19/26	433,052
500,000	JPMorgan Chase & Co. (a)	1.04%	02/04/27	425,544
500,000	JPMorgan Chase & Co. (a)	1.58%	04/22/27	432,585

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$1,000,000	JPMorgan Chase & Co. (a)	1.47%	09/22/27	$847,137
550,000	JPMorgan Chase & Co. (a)	2.95%	02/24/28	487,162
975,000	JPMorgan Chase & Co. (a)	4.32%	04/26/28	914,912
500,000	JPMorgan Chase & Co. (a)	3.54%	05/01/28	453,332
500,000	JPMorgan Chase & Co. (a)	4.85%	07/25/28	480,318
500,000	JPMorgan Chase & Co. (a)	3.51%	01/23/29	443,172
1,000,000	JPMorgan Chase & Co. (a)	2.07%	06/01/29	812,309
500,000	JPMorgan Chase & Co. (a)	4.20%	07/23/29	455,955
500,000	JPMorgan Chase & Co. (a)	3.70%	05/06/30	436,886
500,000	JPMorgan Chase & Co. (a)	1.76%	11/19/31	365,804
1,000,000	JPMorgan Chase & Co. (a)	2.58%	04/22/32	775,201
1,000,000	JPMorgan Chase & Co. (a)	2.96%	01/25/33	786,906
1,000,000	JPMorgan Chase & Co. (a)	4.59%	04/26/33	900,875
1,000,000	JPMorgan Chase & Co. (a)	4.91%	07/25/33	924,129
1,000,000	JPMorgan Chase & Co. (a)	2.53%	11/19/41	626,631
2,000,000	JPMorgan Chase & Co. (a)	3.16%	04/22/42	1,372,627
500,000	JPMorgan Chase & Co. (a)	4.26%	02/22/48	395,652
750,000	JPMorgan Chase & Co. (a)	3.96%	11/15/48	563,234
500,000	JPMorgan Chase & Co. (a)	3.90%	01/23/49	371,735
2,000,000	JPMorgan Chase & Co. (a)	3.33%	04/22/52	1,319,845
750,000	Wells Fargo & Co.	4.75%	12/07/46	599,971
				62,168,113
	Beverages – 0.6%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	02/01/36	790,740
1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	955,899
250,000	Anheuser-Busch InBev Worldwide, Inc.	4.75%	01/23/29	243,925
1,000,000	Anheuser-Busch InBev Worldwide, Inc.	4.90%	01/23/31	983,511
750,000	Anheuser-Busch InBev Worldwide, Inc.	4.38%	04/15/38	642,241
250,000	Anheuser-Busch InBev Worldwide, Inc.	4.35%	06/01/40	212,482
250,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	207,796
250,000	Anheuser-Busch InBev Worldwide, Inc.	5.55%	01/23/49	235,430
250,000	Anheuser-Busch InBev Worldwide, Inc.	4.50%	06/01/50	205,917
750,000	Anheuser-Busch InBev Worldwide, Inc.	4.75%	04/15/58	617,410
250,000	Anheuser-Busch InBev Worldwide, Inc.	5.80%	01/23/59	239,938
				5,335,289
	Biotechnology – 1.1%
1,000,000	AbbVie, Inc.	2.60%	11/21/24	952,665
1,000,000	AbbVie, Inc.	2.95%	11/21/26	917,516
250,000	AbbVie, Inc.	4.25%	11/14/28	235,140
1,225,000	AbbVie, Inc.	4.05%	11/21/39	991,616
275,000	AbbVie, Inc.	4.40%	11/06/42	228,637
300,000	AbbVie, Inc.	4.70%	05/14/45	254,691
250,000	AbbVie, Inc.	4.88%	11/14/48	220,468
1,000,000	AbbVie, Inc.	4.25%	11/21/49	804,164
500,000	Amgen, Inc.	1.90%	02/21/25	466,746
500,000	Amgen, Inc.	3.00%	02/22/29	437,978
500,000	Amgen, Inc.	2.45%	02/21/30	412,917
1,000,000	Amgen, Inc.	2.00%	01/15/32	764,446
500,000	Amgen, Inc.	3.35%	02/22/32	427,266
750,000	Amgen, Inc.	3.15%	02/21/40	543,386
1,000,000	Amgen, Inc.	2.80%	08/15/41	685,131

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Biotechnology (Continued)
$750,000	Amgen, Inc.	3.38%	02/21/50	$512,634
500,000	Amgen, Inc.	4.20%	02/22/52	393,614
				9,249,015
	Building Products – 0.1%
1,000,000	Masco Corp.	2.00%	02/15/31	749,979
	Capital Markets – 5.3%
500,000	Goldman Sachs Group (The), Inc.	3.63%	02/20/24	491,762
600,000	Goldman Sachs Group (The), Inc.	4.00%	03/03/24	591,738
965,000	Goldman Sachs Group (The), Inc.	3.00%	03/15/24	938,358
3,000,000	Goldman Sachs Group (The), Inc. (a)	0.93%	10/21/24	2,850,958
500,000	Goldman Sachs Group (The), Inc. (a)	1.76%	01/24/25	475,426
500,000	Goldman Sachs Group (The), Inc.	3.50%	04/01/25	478,214
500,000	Goldman Sachs Group (The), Inc. (a)	0.86%	02/12/26	446,432
550,000	Goldman Sachs Group (The), Inc.	3.75%	02/25/26	521,666
500,000	Goldman Sachs Group (The), Inc.	3.50%	11/16/26	462,052
500,000	Goldman Sachs Group (The), Inc. (a)	1.09%	12/09/26	431,940
750,000	Goldman Sachs Group (The), Inc.	3.85%	01/26/27	695,942
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.43%	03/09/27	860,917
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.54%	09/10/27	846,198
1,500,000	Goldman Sachs Group (The), Inc. (a)	1.95%	10/21/27	1,285,182
950,000	Goldman Sachs Group (The), Inc. (a)	2.64%	02/24/28	825,688
5,000,000	Goldman Sachs Group (The), Inc. (a)	4.48%	08/23/28	4,701,440
500,000	Goldman Sachs Group (The), Inc. (a)	3.81%	04/23/29	444,234
500,000	Goldman Sachs Group (The), Inc. (a)	4.22%	05/01/29	455,390
500,000	Goldman Sachs Group (The), Inc.	2.60%	02/07/30	403,742
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.99%	01/27/32	740,373
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.62%	04/22/32	777,279
1,500,000	Goldman Sachs Group (The), Inc. (a)	2.65%	10/21/32	1,150,477
1,000,000	Goldman Sachs Group (The), Inc. (a)	3.10%	02/24/33	794,728
500,000	Goldman Sachs Group (The), Inc. (a)	4.02%	10/31/38	395,796
500,000	Goldman Sachs Group (The), Inc. (a)	4.41%	04/23/39	415,474
1,000,000	Goldman Sachs Group (The), Inc. (a)	3.21%	04/22/42	680,541
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.91%	07/21/42	645,315
500,000	Goldman Sachs Group (The), Inc. (a)	3.44%	02/24/43	347,477
1,500,000	Morgan Stanley (a)	3.62%	04/17/25	1,456,799
3,000,000	Morgan Stanley (a)	0.79%	05/30/25	2,763,692
1,000,000	Morgan Stanley (a)	0.86%	10/21/25	907,909
1,000,000	Morgan Stanley (a)	1.16%	10/21/25	911,671
800,000	Morgan Stanley	3.88%	01/27/26	763,839
500,000	Morgan Stanley (a)	2.19%	04/28/26	459,031
1,000,000	Morgan Stanley (a)	4.68%	07/17/26	974,674
1,000,000	Morgan Stanley (a)	1.59%	05/04/27	863,369
1,000,000	Morgan Stanley (a)	2.48%	01/21/28	874,123
1,050,000	Morgan Stanley (a)	4.21%	04/20/28	983,826
500,000	Morgan Stanley (a)	3.59%	07/22/28	450,963
500,000	Morgan Stanley (a)	3.77%	01/24/29	449,793
500,000	Morgan Stanley (a)	4.43%	01/23/30	460,122
500,000	Morgan Stanley (a)	2.70%	01/22/31	405,729
1,000,000	Morgan Stanley (a)	1.93%	04/28/32	731,220
2,500,000	Morgan Stanley (a)	2.24%	07/21/32	1,880,515
1,000,000	Morgan Stanley (a)	2.51%	10/20/32	764,873
1,000,000	Morgan Stanley (a)	2.94%	01/21/33	790,557
1,000,000	Morgan Stanley (a)	4.89%	07/20/33	927,048

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Markets (Continued)
$1,000,000	Morgan Stanley (a)	2.48%	09/16/36	$717,670
500,000	Morgan Stanley (a)	5.30%	04/20/37	449,095
500,000	Morgan Stanley (a)	3.97%	07/22/38	399,693
500,000	Morgan Stanley (a)	4.46%	04/22/39	424,071
1,000,000	Morgan Stanley (a)	3.22%	04/22/42	698,968
1,000,000	Morgan Stanley (a)	2.80%	01/25/52	605,147
				45,269,136
	Chemicals – 0.4%
250,000	Dow Chemical (The) Co.	2.10%	11/15/30	191,789
250,000	Dow Chemical (The) Co.	4.80%	05/15/49	206,041
1,000,000	International Flavors & Fragrances, Inc. (b)	1.23%	10/01/25	877,205
500,000	International Flavors & Fragrances, Inc. (b)	1.83%	10/15/27	410,401
500,000	International Flavors & Fragrances, Inc. (b)	2.30%	11/01/30	384,156
500,000	International Flavors & Fragrances, Inc. (b)	3.27%	11/15/40	346,207
500,000	International Flavors & Fragrances, Inc. (b)	3.47%	12/01/50	326,423
500,000	Sherwin-Williams (The) Co.	2.90%	03/15/52	301,322
				3,043,544
	Consumer Finance – 1.2%
2,800,000	American Express Co.	3.95%	08/01/25	2,713,540
3,000,000	American Express Co. (a)	4.42%	08/03/33	2,721,113
250,000	GE Capital Funding LLC	4.55%	05/15/32	231,874
1,000,000	General Motors Financial Co., Inc.	1.50%	06/10/26	850,476
1,500,000	General Motors Financial Co., Inc.	2.40%	04/10/28	1,202,430
2,000,000	General Motors Financial Co., Inc.	2.40%	10/15/28	1,583,408
1,500,000	General Motors Financial Co., Inc.	3.10%	01/12/32	1,132,821
				10,435,662
	Diversified Telecommunication Services – 1.8%
3,000,000	AT&T, Inc.	1.70%	03/25/26	2,660,793
500,000	AT&T, Inc.	2.30%	06/01/27	437,953
500,000	AT&T, Inc.	1.65%	02/01/28	411,796
462,000	AT&T, Inc.	4.30%	02/15/30	421,896
500,000	AT&T, Inc.	2.75%	06/01/31	400,868
500,000	AT&T, Inc.	2.25%	02/01/32	378,543
1,392,000	AT&T, Inc.	2.55%	12/01/33	1,031,325
1,186,000	AT&T, Inc.	3.50%	09/15/53	789,361
504,000	AT&T, Inc.	3.55%	09/15/55	331,634
1,044,000	AT&T, Inc.	3.65%	09/15/59	678,696
1,500,000	Verizon Communications, Inc.	1.45%	03/20/26	1,323,840
500,000	Verizon Communications, Inc.	2.10%	03/22/28	422,290
1,119,000	Verizon Communications, Inc.	4.02%	12/03/29	1,015,841
500,000	Verizon Communications, Inc.	1.75%	01/20/31	375,631
500,000	Verizon Communications, Inc.	2.55%	03/21/31	400,159
2,003,000	Verizon Communications, Inc.	2.36%	03/15/32	1,537,178
500,000	Verizon Communications, Inc.	2.65%	11/20/40	327,102
500,000	Verizon Communications, Inc.	3.40%	03/22/41	366,315
500,000	Verizon Communications, Inc.	2.88%	11/20/50	307,149
1,000,000	Verizon Communications, Inc.	3.55%	03/22/51	705,482
1,000,000	Verizon Communications, Inc.	3.88%	03/01/52	736,848
				15,060,700
	Electric Utilities – 7.4%
500,000	AEP Texas, Inc.	4.70%	05/15/32	459,306

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$1,000,000	AEP Texas, Inc.	3.45%	05/15/51	$687,879
500,000	AEP Texas, Inc.	5.25%	05/15/52	458,529
250,000	AEP Transmission Co., LLC	4.00%	12/01/46	196,845
900,000	AEP Transmission Co., LLC	4.25%	09/15/48	737,440
2,000,000	AEP Transmission Co., LLC	2.75%	08/15/51	1,254,876
1,980,000	Alabama Power Co.	3.75%	09/01/27	1,871,440
500,000	Alabama Power Co.	3.45%	10/01/49	355,523
1,000,000	Alabama Power Co.	3.13%	07/15/51	671,284
1,282,000	American Electric Power Co., Inc.	2.03%	03/15/24	1,228,056
2,500,000	American Electric Power Co., Inc.	1.00%	11/01/25	2,193,455
724,000	American Transmission Systems, Inc. (b)	2.65%	01/15/32	569,179
1,000,000	Appalachian Power Co.	2.70%	04/01/31	800,244
2,000,000	Appalachian Power Co.	4.50%	08/01/32	1,801,354
250,000	Baltimore Gas & Electric Co.	3.20%	09/15/49	173,258
250,000	Baltimore Gas & Electric Co.	2.90%	06/15/50	163,235
1,500,000	CenterPoint Energy Houston Electric LLC	4.45%	10/01/32	1,422,676
1,500,000	CenterPoint Energy Houston Electric LLC	4.85%	10/01/52	1,382,422
1,000,000	Commonwealth Edison Co.	2.55%	06/15/26	923,299
500,000	Commonwealth Edison Co.	4.00%	03/01/49	399,934
500,000	Duke Energy Carolinas LLC	2.85%	03/15/32	414,637
500,000	Duke Energy Carolinas LLC	3.55%	03/15/52	365,555
500,000	Duke Energy Corp.	4.30%	03/15/28	471,557
750,000	Duke Energy Corp.	2.55%	06/15/31	587,938
1,000,000	Duke Energy Corp.	4.50%	08/15/32	905,250
2,500,000	Duke Energy Corp.	3.30%	06/15/41	1,748,256
2,000,000	Duke Energy Corp.	3.50%	06/15/51	1,349,750
2,500,000	Duke Energy Corp.	5.00%	08/15/52	2,121,558
1,000,000	Duke Energy Progress LLC	4.00%	04/01/52	786,375
2,000,000	Exelon Corp. (b)	2.75%	03/15/27	1,800,429
1,000,000	Exelon Corp. (b)	3.35%	03/15/32	840,559
1,500,000	Exelon Corp. (b)	4.10%	03/15/52	1,161,712
2,900,000	FirstEnergy Transmission LLC (b)	4.35%	01/15/25	2,799,352
500,000	Indiana Michigan Power Co.	3.75%	07/01/47	369,933
250,000	Indiana Michigan Power Co.	4.25%	08/15/48	199,627
500,000	Indiana Michigan Power Co.	3.25%	05/01/51	335,295
500,000	NextEra Energy Capital Holdings, Inc.	4.20%	06/20/24	494,159
3,000,000	NextEra Energy Capital Holdings, Inc.	4.26%	09/01/24	2,959,773
1,500,000	NextEra Energy Capital Holdings, Inc.	4.45%	06/20/25	1,475,781
5,000,000	NextEra Energy Capital Holdings, Inc.	4.63%	07/15/27	4,842,502
2,000,000	Ohio Edison Co. (b)	5.50%	01/15/33	1,972,793
2,500,000	Ohio Power Co.	2.90%	10/01/51	1,568,607
1,000,000	Pacific Gas and Electric Co.	1.70%	11/15/23	959,652
1,000,000	Pacific Gas and Electric Co.	4.95%	06/08/25	972,010
1,000,000	Pacific Gas and Electric Co.	5.45%	06/15/27	943,881
1,000,000	Pacific Gas and Electric Co.	3.00%	06/15/28	826,027
500,000	Pacific Gas and Electric Co.	3.25%	06/01/31	381,940
500,000	PECO Energy Co.	3.90%	03/01/48	395,564
4,000,000	PECO Energy Co.	4.38%	08/15/52	3,406,483
1,000,000	Southern (The) Co.	4.48%	08/01/24	988,519
1,000,000	Southern (The) Co.	5.11%	08/01/27	975,549
500,000	Southern California Edison Co.	2.50%	06/01/31	395,277
1,500,000	Southern California Edison Co.	2.75%	02/01/32	1,189,797
500,000	Southern California Edison Co.	3.65%	06/01/51	349,392
1,500,000	Southern California Edison Co.	3.45%	02/01/52	1,003,330
500,000	Southwestern Electric Power Co.	2.75%	10/01/26	453,605

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$500,000	Virginia Electric & Power Co.	3.75%	05/15/27	$472,836
475,000	Virginia Electric & Power Co.	4.45%	02/15/44	400,134
1,000,000	Virginia Electric & Power Co.	4.00%	11/15/46	796,328
250,000	Virginia Electric & Power Co.	3.80%	09/15/47	191,339
500,000	Virginia Electric & Power Co.	4.60%	12/01/48	433,720
500,000	Virginia Electric & Power Co.	4.63%	05/15/52	434,369
				63,291,384
	Entertainment – 0.2%
500,000	WarnerMedia Holdings, Inc. (b)	3.76%	03/15/27	448,169
500,000	WarnerMedia Holdings, Inc. (b)	4.28%	03/15/32	411,905
1,000,000	WarnerMedia Holdings, Inc. (b)	5.14%	03/15/52	727,454
				1,587,528
	Equity Real Estate Investment Trusts – 0.1%
500,000	Crown Castle International Corp.	1.05%	07/15/26	423,116
500,000	Crown Castle International Corp.	2.10%	04/01/31	375,319
				798,435
	Gas Utilities – 0.0%
500,000	Southern Co. Gas Capital Corp.	4.40%	05/30/47	394,783
	Health Care Equipment & Supplies – 0.3%
500,000	Baxter International, Inc.	1.92%	02/01/27	435,848
1,000,000	Baxter International, Inc.	2.27%	12/01/28	827,155
1,000,000	Baxter International, Inc.	2.54%	02/01/32	778,710
1,000,000	Baxter International, Inc.	3.13%	12/01/51	641,021
				2,682,734
	Health Care Providers & Services – 2.3%
1,143,000	Centene Corp.	4.25%	12/15/27	1,045,788
2,000,000	Centene Corp.	2.45%	07/15/28	1,631,720
1,000,000	Centene Corp.	2.50%	03/01/31	756,439
1,750,000	CVS Health Corp.	2.63%	08/15/24	1,680,672
1,000,000	CVS Health Corp.	4.10%	03/25/25	979,636
1,000,000	CVS Health Corp.	3.88%	07/20/25	970,722
1,500,000	CVS Health Corp.	1.30%	08/21/27	1,252,189
800,000	CVS Health Corp.	1.75%	08/21/30	610,925
500,000	CVS Health Corp.	1.88%	02/28/31	381,564
2,500,000	CVS Health Corp.	2.13%	09/15/31	1,916,352
500,000	CVS Health Corp.	2.70%	08/21/40	329,398
1,250,000	CVS Health Corp.	5.05%	03/25/48	1,099,560
500,000	Elevance Health, Inc.	2.55%	03/15/31	403,743
500,000	Elevance Health, Inc.	4.10%	05/15/32	452,240
1,000,000	Elevance Health, Inc.	3.60%	03/15/51	715,946
500,000	Elevance Health, Inc.	4.55%	05/15/52	423,408
1,000,000	HCA, Inc.	2.38%	07/15/31	740,915
2,500,000	HCA, Inc.	3.50%	07/15/51	1,553,259
1,000,000	UnitedHealth Group, Inc.	3.75%	07/15/25	973,050
1,000,000	Universal Health Services, Inc. (b)	1.65%	09/01/26	839,542
500,000	Universal Health Services, Inc. (b)	2.65%	10/15/30	370,473
1,000,000	Universal Health Services, Inc. (b)	2.65%	01/15/32	707,873
				19,835,414

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Insurance – 0.1%
$750,000	Brown & Brown, Inc.	2.38%	03/15/31	$560,904
	IT Services – 0.3%
1,000,000	CDW LLC/CDW Finance Corp.	2.67%	12/01/26	868,953
1,000,000	Fiserv, Inc.	3.20%	07/01/26	921,513
500,000	Fiserv, Inc.	3.50%	07/01/29	435,391
250,000	Fiserv, Inc.	2.65%	06/01/30	202,554
500,000	Fiserv, Inc.	4.40%	07/01/49	389,022
				2,817,433
	Life Sciences Tools & Services – 0.3%
1,000,000	PerkinElmer, Inc.	1.90%	09/15/28	804,903
500,000	PerkinElmer, Inc.	2.25%	09/15/31	376,508
2,000,000	Thermo Fisher Scientific, Inc.	2.80%	10/15/41	1,404,265
				2,585,676
	Media – 1.2%
2,500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	2.25%	01/15/29	1,953,907
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	2.30%	02/01/32	357,658
1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.50%	06/01/41	641,224
2,500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.50%	03/01/42	1,583,542
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.80%	03/01/50	362,031
1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.70%	04/01/51	608,710
2,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.90%	06/01/52	1,243,146
1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.40%	12/01/61	639,627
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.50%	04/01/63	379,084
500,000	Comcast Corp.	3.25%	11/01/39	368,470
1,000,000	Comcast Corp.	3.75%	04/01/40	788,811
500,000	Comcast Corp.	4.00%	08/15/47	388,374
500,000	Comcast Corp.	3.45%	02/01/50	350,694
543,000	Comcast Corp.	2.94%	11/01/56	325,113
				9,990,391
	Multi-Utilities – 1.2%
1,000,000	CenterPoint Energy Resources Corp.	4.40%	07/01/32	930,985
1,000,000	CenterPoint Energy, Inc.	1.45%	06/01/26	876,819
1,000,000	CenterPoint Energy, Inc.	2.65%	06/01/31	799,836
1,600,000	Dominion Energy South Carolina, Inc.	2.30%	12/01/31	1,262,112
1,185,000	Dominion Energy, Inc.	3.07%	08/15/24	1,142,111
2,500,000	Dominion Energy, Inc.	1.45%	04/15/26	2,198,743
2,500,000	Dominion Energy, Inc.	3.30%	04/15/41	1,808,602
495,000	Dominion Energy, Inc.	4.70%	12/01/44	418,837
425,000	WEC Energy Group, Inc.	5.00%	09/27/25	423,842
500,000	WEC Energy Group, Inc.	5.15%	10/01/27	496,306
				10,358,193

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil, Gas & Consumable Fuels – 2.9%
$1,000,000	BP Capital Markets America, Inc.	3.80%	09/21/25	$975,065
500,000	BP Capital Markets America, Inc.	3.41%	02/11/26	475,700
500,000	BP Capital Markets America, Inc.	3.94%	09/21/28	464,224
500,000	BP Capital Markets America, Inc.	1.75%	08/10/30	389,200
2,500,000	BP Capital Markets America, Inc.	2.72%	01/12/32	2,032,264
1,000,000	BP Capital Markets America, Inc.	3.06%	06/17/41	715,675
1,000,000	BP Capital Markets America, Inc.	3.00%	03/17/52	643,521
1,500,000	ConocoPhillips Co.	3.80%	03/15/52	1,151,255
500,000	Diamondback Energy, Inc.	3.50%	12/01/29	432,081
1,000,000	Diamondback Energy, Inc.	3.13%	03/24/31	812,268
2,151,000	Energy Transfer L.P.	4.50%	04/15/24	2,119,098
663,000	Energy Transfer L.P.	3.90%	05/15/24	647,032
250,000	Energy Transfer L.P.	4.20%	04/15/27	231,655
1,250,000	Energy Transfer L.P.	5.25%	04/15/29	1,176,921
250,000	Energy Transfer L.P.	5.30%	04/15/47	200,140
250,000	Energy Transfer L.P.	6.00%	06/15/48	216,745
2,250,000	Energy Transfer L.P.	6.25%	04/15/49	2,021,683
500,000	Energy Transfer LP	4.00%	10/01/27	454,461
500,000	Energy Transfer LP	5.40%	10/01/47	406,096
500,000	Pioneer Natural Resources Co.	1.13%	01/15/26	437,813
500,000	Pioneer Natural Resources Co.	1.90%	08/15/30	382,850
500,000	Pioneer Natural Resources Co.	2.15%	01/15/31	385,839
250,000	Plains All American Pipeline L.P./PAA Finance Corp.	3.80%	09/15/30	209,814
1,000,000	Plains All American Pipeline L.P./PAA Finance Corp.	4.90%	02/15/45	735,891
500,000	Sabine Pass Liquefaction LLC	5.00%	03/15/27	480,183
250,000	Sabine Pass Liquefaction LLC	4.20%	03/15/28	228,529
1,500,000	Targa Resources Corp.	5.20%	07/01/27	1,446,123
200,000	Targa Resources Corp.	4.20%	02/01/33	166,797
500,000	Targa Resources Corp.	4.95%	04/15/52	386,014
1,500,000	Targa Resources Corp.	6.25%	07/01/52	1,366,913
250,000	Williams (The) Cos., Inc.	3.50%	11/15/30	212,557
1,000,000	Williams (The) Cos., Inc.	2.60%	03/15/31	785,317
625,000	Williams (The) Cos., Inc.	4.90%	01/15/45	512,490
270,000	Williams (The) Cos., Inc.	5.10%	09/15/45	229,432
1,000,000	Williams (The) Cos., Inc.	4.85%	03/01/48	824,640
500,000	Williams Cos (The), Inc.	3.50%	10/15/51	333,560
				24,689,846
	Pharmaceuticals – 0.5%
500,000	Astrazeneca Finance LLC	1.75%	05/28/28	421,061
1,000,000	Astrazeneca Finance LLC	2.25%	05/28/31	813,807
500,000	Utah Acquisition Sub., Inc.	3.95%	06/15/26	456,600
2,000,000	Viatris, Inc.	1.65%	06/22/25	1,780,496
750,000	Viatris, Inc.	2.70%	06/22/30	557,979
				4,029,943
	Road & Rail – 0.6%
3,000,000	CSX Corp.	4.10%	11/15/32	2,725,018
1,500,000	CSX Corp.	4.50%	11/15/52	1,262,104
1,500,000	Norfolk Southern Corp.	4.55%	06/01/53	1,259,726
				5,246,848
	Semiconductors & Semiconductor Equipment – 0.7%
500,000	Broadcom, Inc. (b)	1.95%	02/15/28	410,711
107,000	Broadcom, Inc.	4.15%	11/15/30	92,732

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
$500,000	Broadcom, Inc. (b)	2.45%	02/15/31	$377,321
250,000	Broadcom, Inc.	4.30%	11/15/32	210,303
250,000	Broadcom, Inc. (b)	2.60%	02/15/33	178,869
383,000	Broadcom, Inc. (b)	3.42%	04/15/33	292,883
500,000	Broadcom, Inc. (b)	3.47%	04/15/34	375,837
642,000	Broadcom, Inc. (b)	4.93%	05/15/37	530,269
500,000	Broadcom, Inc. (b)	3.50%	02/15/41	338,380
500,000	Broadcom, Inc. (b)	3.75%	02/15/51	329,006
2,000,000	Dell International LLC/EMC Corp. (b)	3.38%	12/15/41	1,236,418
2,000,000	Dell International LLC/EMC Corp. (b)	3.45%	12/15/51	1,141,850
				5,514,579
	Software – 1.2%
1,000,000	Fortinet, Inc.	1.00%	03/15/26	862,364
1,000,000	Fortinet, Inc.	2.20%	03/15/31	759,476
1,000,000	Oracle Corp.	2.50%	04/01/25	932,822
1,900,000	Oracle Corp.	5.38%	07/15/40	1,588,042
500,000	Oracle Corp.	3.65%	03/25/41	340,638
500,000	Oracle Corp.	3.60%	04/01/50	313,854
500,000	Oracle Corp.	3.95%	03/25/51	332,598
2,500,000	salesforce.com, Inc.	3.70%	04/11/28	2,370,767
1,250,000	salesforce.com, Inc.	2.70%	07/15/41	863,808
500,000	VMware, Inc.	1.40%	08/15/26	428,393
500,000	VMware, Inc.	1.80%	08/15/28	397,063
1,000,000	VMware, Inc.	2.20%	08/15/31	729,057
500,000	Workday, Inc.	3.80%	04/01/32	435,066
				10,353,948
	Specialty Retail – 0.1%
500,000	Advance Auto Parts, Inc.	3.50%	03/15/32	400,019
500,000	O’Reilly Automotive, Inc.	4.70%	06/15/32	468,895
				868,914
	Wireless Telecommunication Services – 1.3%
2,500,000	T-Mobile USA, Inc.	3.50%	04/15/25	2,392,011
1,000,000	T-Mobile USA, Inc.	1.50%	02/15/26	879,113
500,000	T-Mobile USA, Inc.	3.75%	04/15/27	462,311
750,000	T-Mobile USA, Inc.	2.05%	02/15/28	622,996
750,000	T-Mobile USA, Inc.	2.55%	02/15/31	594,622
500,000	T-Mobile USA, Inc.	2.25%	11/15/31	377,521
1,500,000	T-Mobile USA, Inc.	5.20%	01/15/33	1,435,753
1,500,000	T-Mobile USA, Inc.	3.00%	02/15/41	1,005,167
1,000,000	T-Mobile USA, Inc.	3.30%	02/15/51	653,391
1,500,000	T-Mobile USA, Inc.	5.65%	01/15/53	1,418,585
1,000,000	T-Mobile USA, Inc.	5.80%	09/15/62	924,637
				10,766,107
	Total Corporate Bonds and Notes			343,053,746
	(Cost $412,605,703)
U.S. GOVERNMENT BONDS AND NOTES – 5.2%
6,630,000	U.S. Treasury Bond	3.38%	08/15/42	6,008,438
2,310,000	U.S. Treasury Bond	2.88%	05/15/52	1,938,234
1,750,000	U.S. Treasury Note (c)	0.13%	06/30/23	1,699,066
8,585,000	U.S. Treasury Note	3.25%	08/31/24	8,433,086
1,245,000	U.S. Treasury Note	4.25%	09/30/24	1,246,070

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$6,770,000	U.S. Treasury Note	3.50%	09/15/25	$6,633,542
10,400,000	U.S. Treasury Note	3.13%	08/31/27	9,982,375
885,000	U.S. Treasury Note	4.13%	09/30/27	888,457
2,885,000	U.S. Treasury Note	3.13%	08/31/29	2,739,848
725,000	U.S. Treasury Note	3.88%	09/30/29	722,111
4,434,000	U.S. Treasury Note	2.75%	08/15/32	4,052,953
	Total U.S. Government Bonds and Notes			44,344,180
	(Cost $45,020,439)
FOREIGN CORPORATE BONDS AND NOTES – 2.4%
	Banks – 0.8%
1,500,000	Barclays PLC (a)	1.01%	12/10/24	1,412,758
500,000	Barclays PLC (a)	3.81%	03/10/42	310,413
500,000	BNP Paribas S.A. (a) (b)	3.05%	01/13/31	398,152
1,000,000	BNP Paribas S.A. (a) (b)	2.87%	04/19/32	757,296
2,000,000	Toronto-Dominion (The) Bank	4.69%	09/15/27	1,932,128
500,000	UBS Group AG (a) (b)	1.36%	01/30/27	428,131
1,250,000	UBS Group AG (a) (b)	1.49%	08/10/27	1,052,012
1,000,000	UBS Group AG (a) (b)	2.10%	02/11/32	726,615
				7,017,505
	Biotechnology – 0.1%
500,000	CSL Finance PLC (b)	4.75%	04/27/52	431,944
	Commercial Services & Supplies – 0.1%
1,000,000	Waste Connections, Inc.	3.20%	06/01/32	838,395
	Diversified Financial Services – 0.1%
541,000	GE Capital International Funding Co. Unlimited Co.	4.42%	11/15/35	486,298
	Oil, Gas & Consumable Fuels – 0.7%
500,000	Canadian Natural Resources Ltd.	2.05%	07/15/25	456,419
500,000	Canadian Natural Resources Ltd.	3.85%	06/01/27	461,542
500,000	Canadian Natural Resources Ltd.	2.95%	07/15/30	411,898
500,000	Canadian Natural Resources Ltd.	6.25%	03/15/38	483,580
1,000,000	Enbridge, Inc.	1.60%	10/04/26	864,401
1,000,000	Enbridge, Inc.	2.50%	08/01/33	750,323
2,000,000	Enbridge, Inc.	3.40%	08/01/51	1,346,371
2,000,000	TransCanada PipeLines Ltd.	2.50%	10/12/31	1,533,425
				6,307,959
	Pharmaceuticals – 0.2%
1,000,000	AstraZeneca PLC	3.00%	05/28/51	693,130
1,500,000	Royalty Pharma PLC	2.15%	09/02/31	1,105,932
				1,799,062
	Road & Rail – 0.4%
1,000,000	Canadian National Railway Co.	3.85%	08/05/32	913,157
1,000,000	Canadian Pacific Railway Co.	1.75%	12/02/26	876,938
1,000,000	Canadian Pacific Railway Co.	2.45%	12/02/31	801,236
500,000	Canadian Pacific Railway Co.	3.00%	12/02/41	355,724

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Road & Rail (Continued)
$500,000	Canadian Pacific Railway Co.	3.10%	12/02/51	$329,720
				3,276,775
	Total Foreign Corporate Bonds and Notes			20,157,938
	(Cost $24,889,269)
	Total Investments – 99.1%			843,847,373
	(Cost $923,537,208)

Net Other Assets and Liabilities – 0.9%	7,309,880
Net Assets – 100.0%	$851,157,253

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 5-Year Notes	Short	100	Dec 2022	$ (10,750,781)	$391,407
U.S. Treasury Ultra 10-Year Notes	Short	50	Dec 2022	(5,924,219)	376,953
U.S. Treasury Ultra Bonds	Short	7	Dec 2022	(959,000)	74,563
				$(17,634,000)	$842,923

(a)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2022, securities noted as such amounted to $23,999,526 or 2.8% of net assets.
(c)	All or a portion of this security is segregated as collateral for open futures contracts.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 433,346,661	$ 433,346,661	$ —	$ —
Real Estate Investment Trusts*	2,944,848	2,944,848	—	—
Corporate Bonds and Notes*	343,053,746	—	343,053,746	—
U.S. Government Bonds and Notes	44,344,180	—	44,344,180	—
Foreign Corporate Bonds and Notes*	20,157,938	—	20,157,938	—
Total Investments	843,847,373	436,291,509	407,555,864	—
Futures Contracts	842,923	842,923	—	—
Total	$ 844,690,296	$ 437,134,432	$ 407,555,864	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Income Allocation Portfolio
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 24.6%
	Aerospace & Defense – 0.4%
271	Northrop Grumman Corp.	$127,457
	Banks – 1.6%
1,932	JPMorgan Chase & Co.	201,894
1,275	M&T Bank Corp.	224,808
3,316	US Bancorp	133,701
		560,403
	Beverages – 0.3%
735	PepsiCo, Inc.	119,996
	Biotechnology – 0.4%
934	AbbVie, Inc.	125,352
	Capital Markets – 0.3%
1,371	Intercontinental Exchange, Inc.	123,870
	Communications Equipment – 0.5%
735	Motorola Solutions, Inc.	164,618
	Construction & Engineering – 0.5%
1,389	Quanta Services, Inc.	176,945
	Containers & Packaging – 0.2%
600	Packaging Corp. of America	67,374
	Electric Utilities – 2.1%
777	Alliant Energy Corp.	41,173
1,274	American Electric Power Co., Inc.	110,137
708	Constellation Energy Corp.	58,899
3,211	Enel S.p.A., ADR	13,037
1,074	Exelon Corp.	40,232
374	Iberdrola S.A., ADR	13,917
430	IDACORP, Inc.	42,574
1,101	NextEra Energy, Inc.	86,329
4,218	OGE Energy Corp.	153,788
2,717	PPL Corp.	68,876
1,034	Southern (The) Co.	70,312
640	Xcel Energy, Inc.	40,960
		740,234
	Electrical Equipment – 0.3%
750	Eaton Corp PLC	100,020
	Electronic Equipment, Instruments & Components – 0.2%
716	TE Connectivity Ltd.	79,018
	Energy Equipment & Services – 0.4%
7,842	Archrock, Inc.	50,346
4,213	Halliburton Co.	103,724
		154,070
	Food & Staples Retailing – 0.4%
983	Walmart, Inc.	127,495
	Food Products – 0.3%
1,426	Ingredion, Inc.	114,822
	Gas Utilities – 1.2%
10,129	AltaGas Ltd. (CAD)	193,950

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
532	Atmos Energy Corp.	$54,184
1,789	National Fuel Gas Co.	110,113
702	New Jersey Resources Corp.	27,167
772	ONE Gas, Inc.	54,341
		439,755
	Health Care Equipment & Supplies – 0.8%
1,295	Abbott Laboratories	125,304
1,518	Medtronic PLC	122,579
329	STERIS PLC	54,706
		302,589
	Health Care Providers & Services – 1.5%
859	AmerisourceBergen Corp.	116,248
2,108	CVS Health Corp.	201,040
398	UnitedHealth Group, Inc.	201,006
		518,294
	Hotels, Restaurants & Leisure – 0.7%
1,020	Darden Restaurants, Inc.	128,846
1,577	Starbucks Corp.	132,878
		261,724
	Independent Power & Renewable Electricity Producers – 0.4%
703	AES (The) Corp.	15,888
4,096	Clearway Energy, Inc., Class A	119,193
		135,081
	Industrial Conglomerates – 0.2%
352	Honeywell International, Inc.	58,773
	IT Services – 0.9%
475	Accenture PLC, Class A	122,217
2,196	Switch, Inc., Class A	73,983
621	Visa, Inc., Class A	110,321
		306,521
	Machinery – 0.2%
355	Parker-Hannifin Corp.	86,020
	Media – 0.2%
3,015	Comcast Corp., Class A	88,430
	Metals & Mining – 0.3%
2,217	Newmont Corp.	93,181
	Multiline Retail – 0.4%
906	Target Corp.	134,441
	Multi-Utilities – 1.6%
1,777	Atco Ltd., Class I (CAD)	54,609
2,002	CenterPoint Energy, Inc.	56,416
229	CMS Energy Corp.	13,337
4,708	Public Service Enterprise Group, Inc.	264,731
964	Sempra Energy	144,542
457	WEC Energy Group, Inc.	40,870
		574,505

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 5.4%
1,964	Cheniere Energy, Inc.	$325,847
2,252	ConocoPhillips	230,470
4,628	DT Midstream, Inc.	240,147
2,873	Enbridge, Inc.	106,588
1,846	EOG Resources, Inc.	206,254
1,155	Hess Corp.	125,884
4,986	Keyera Corp. (CAD)	102,655
7,124	Kinder Morgan, Inc.	118,543
1,614	ONEOK, Inc.	82,701
1,877	Targa Resources Corp.	113,258
3,680	TC Energy Corp.	148,267
3,889	Williams (The) Cos., Inc.	111,342
		1,911,956
	Pharmaceuticals – 0.6%
543	Johnson & Johnson	88,704
1,388	Merck & Co., Inc.	119,535
		208,239
	Road & Rail – 0.3%
560	Union Pacific Corp.	109,099
	Semiconductors & Semiconductor Equipment – 0.3%
242	Broadcom, Inc.	107,450
	Software – 0.8%
785	Microsoft Corp.	182,827
1,805	Oracle Corp.	110,231
		293,058
	Specialty Retail – 0.4%
2,491	TJX (The) Cos., Inc.	154,741
	Technology Hardware, Storage & Peripherals – 0.3%
764	Apple, Inc.	105,585
	Textiles, Apparel & Luxury Goods – 0.2%
816	NIKE, Inc., Class B	67,826
	Total Common Stocks	8,738,942
	(Cost $8,139,466)
REAL ESTATE INVESTMENT TRUSTS – 12.0%
	Health Care REITs – 1.8%
12,338	Medical Properties Trust, Inc.	146,329
12,885	Sabra Health Care REIT, Inc.	169,051
4,074	Ventas, Inc.	163,653
2,585	Welltower, Inc.	166,267
		645,300
	Hotel & Resort REITs – 1.0%
12,843	Apple Hospitality REIT, Inc.	180,572
10,961	Host Hotels & Resorts, Inc.	174,061
		354,633
	Industrial REITs – 0.9%
1,601	Prologis, Inc.	162,662

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Industrial REITs (Continued)
6,101	STAG Industrial, Inc.	$173,451
		336,113
	Residential REITs – 2.4%
970	AvalonBay Communities, Inc.	178,664
1,401	Camden Property Trust	167,349
5,295	Invitation Homes, Inc.	178,812
1,079	Mid-America Apartment Communities, Inc.	167,321
1,250	Sun Communities, Inc.	169,163
		861,309
	Retail REITs – 1.9%
9,530	Kimco Realty Corp.	175,447
9,869	Kite Realty Group Trust	169,944
2,760	Realty Income Corp.	160,632
1,841	Simon Property Group, Inc.	165,230
		671,253
	Specialized REITs – 4.0%
737	American Tower Corp.	158,234
1,107	Extra Space Storage, Inc.	191,190
4,108	Gaming and Leisure Properties, Inc.	181,738
1,687	Life Storage, Inc.	186,852
603	Public Storage	176,565
589	SBA Communications Corp.	167,659
6,324	VICI Properties, Inc.	188,771
5,688	Weyerhaeuser Co.	162,449
		1,413,458
	Total Real Estate Investment Trusts	4,282,066
	(Cost $4,732,338)
MASTER LIMITED PARTNERSHIPS – 7.0%
	Chemicals – 0.3%
4,445	Westlake Chemical Partners, L.P.	95,567
	Independent Power & Renewable Electricity Producers – 0.6%
3,161	NextEra Energy Partners, L.P. (a)	228,572
	Oil, Gas & Consumable Fuels – 6.1%
5,319	Cheniere Energy Partners, L.P.	283,822
31,017	Energy Transfer, L.P.	342,118
19,355	Enterprise Products Partners, L.P.	460,262
5,488	Hess Midstream, L.P., Class A (a)	140,054
7,226	Holly Energy Partners, L.P.	118,579
9,136	Magellan Midstream Partners, L.P.	434,051
3,934	MPLX, L.P.	118,059
23,197	Plains GP Holdings, L.P., Class A	253,079
		2,150,024
	Total Master Limited Partnerships	2,474,163
	(Cost $2,008,357)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES – 6.8%
$39,466	U.S. Treasury Inflation Indexed Bond (b)	0.38%	07/15/23	38,846

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$87,614	U.S. Treasury Inflation Indexed Bond (b)	0.63%	01/15/24	$85,616
54,038	U.S. Treasury Inflation Indexed Bond (b)	0.50%	04/15/24	52,548
81,354	U.S. Treasury Inflation Indexed Bond (b)	0.13%	07/15/24	78,593
62,358	U.S. Treasury Inflation Indexed Bond (b)	0.13%	10/15/24	59,975
137,597	U.S. Treasury Inflation Indexed Bond (b)	0.25%	01/15/25	131,717
7,859	U.S. Treasury Inflation Indexed Bond (b)	2.38%	01/15/25	7,892
65,380	U.S. Treasury Inflation Indexed Bond (b)	0.13%	04/15/25	62,055
83,707	U.S. Treasury Inflation Indexed Bond (b)	0.38%	07/15/25	80,048
61,660	U.S. Treasury Inflation Indexed Bond (b)	0.13%	10/15/25	58,304
89,776	U.S. Treasury Inflation Indexed Bond (b)	0.63%	01/15/26	85,719
44,036	U.S. Treasury Inflation Indexed Bond (b)	2.00%	01/15/26	43,927
66,655	U.S. Treasury Inflation Indexed Bond (b)	0.13%	04/15/26	62,271
65,509	U.S. Treasury Inflation Indexed Bond (b)	0.13%	07/15/26	61,277
68,307	U.S. Treasury Inflation Indexed Bond (b)	0.13%	10/15/26	63,658
87,083	U.S. Treasury Inflation Indexed Bond (b)	0.38%	01/15/27	81,492
29,383	U.S. Treasury Inflation Indexed Bond (b)	2.38%	01/15/27	29,871
49,319	U.S. Treasury Inflation Indexed Bond (b)	0.13%	04/15/27	45,513
77,516	U.S. Treasury Inflation Indexed Bond (b)	0.38%	07/15/27	72,359
86,481	U.S. Treasury Inflation Indexed Bond (b)	0.50%	01/15/28	80,295
41,013	U.S. Treasury Inflation Indexed Bond (b)	1.75%	01/15/28	40,623
25,645	U.S. Treasury Inflation Indexed Bond (b)	3.63%	04/15/28	27,895
68,457	U.S. Treasury Inflation Indexed Bond (b)	0.75%	07/15/28	64,349
75,095	U.S. Treasury Inflation Indexed Bond (b)	0.88%	01/15/29	70,640
19,319	U.S. Treasury Inflation Indexed Bond (b)	2.50%	01/15/29	19,993
28,836	U.S. Treasury Inflation Indexed Bond (b)	3.88%	04/15/29	32,314
101,927	U.S. Treasury Inflation Indexed Bond (b)	0.25%	07/15/29	91,903
74,851	U.S. Treasury Inflation Indexed Bond (b)	0.13%	01/15/30	66,207
76,267	U.S. Treasury Inflation Indexed Bond (b)	0.13%	07/15/30	67,162
77,394	U.S. Treasury Inflation Indexed Bond (b)	0.13%	01/15/31	67,576
79,590	U.S. Treasury Inflation Indexed Bond (b)	0.13%	07/15/31	69,343
84,436	U.S. Treasury Inflation Indexed Bond (b)	0.13%	01/15/32	72,987
13,353	U.S. Treasury Inflation Indexed Bond (b)	3.38%	04/15/32	15,210
25,493	U.S. Treasury Inflation Indexed Bond (b)	0.63%	07/15/32	23,128
32,898	U.S. Treasury Inflation Indexed Bond (b)	2.13%	02/15/40	34,179
49,787	U.S. Treasury Inflation Indexed Bond (b)	2.13%	02/15/41	51,283
46,940	U.S. Treasury Inflation Indexed Bond (b)	0.75%	02/15/42	37,679
45,876	U.S. Treasury Inflation Indexed Bond (b)	0.63%	02/15/43	35,209
45,511	U.S. Treasury Inflation Indexed Bond (b)	1.38%	02/15/44	40,419
44,413	U.S. Treasury Inflation Indexed Bond (b)	0.75%	02/15/45	34,169
38,762	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/46	31,354
35,594	U.S. Treasury Inflation Indexed Bond (b)	0.88%	02/15/47	27,842
34,842	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/48	28,166
28,258	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/49	22,949
28,810	U.S. Treasury Inflation Indexed Bond (b)	0.25%	02/15/50	18,833
31,863	U.S. Treasury Inflation Indexed Bond (b)	0.13%	02/15/51	19,936
31,929	U.S. Treasury Inflation Indexed Bond (b)	0.13%	02/15/52	20,124
	Total U.S. Government Bonds and Notes			2,413,448
	(Cost $2,788,211)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 1.1%
	Collateralized Mortgage Obligations – 0.7%
	Fannie Mae REMICS
3	Series 1993-1, Class KA	7.90%	01/01/23	3
24	Series 1993-119, Class H	6.50%	07/01/23	24
222	Series 1993-178, Class PK	6.50%	09/01/23	223
47	Series 1993-62, Class E	7.00%	04/01/23	47

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Fannie Mae REMICS (Continued)
$58	Series 1995-24, Class G	6.50%	04/01/23	$58
595	Series 1999-56, Class Z	7.00%	12/01/29	615
615	Series 2002-67, Class PE	5.50%	11/01/32	628
14,459	Series 2002-9, Class MS, IO, 1 Mo. LIBOR x -1 + 8.10% (c)	5.02%	03/25/32	1,677
2,593	Series 2002-90, Class A1	6.50%	06/01/42	2,707
954	Series 2003-14, Class AQ	3.50%	03/01/33	930
1,261	Series 2003-41, Class OA	4.00%	05/01/33	1,246
19,493	Series 2004-10, Class ZB	6.00%	02/01/34	20,026
7,196	Series 2005-79, Class NF, 1 Mo. LIBOR + 0.41% (d)	3.49%	09/25/35	7,145
13,416	Series 2007-10, Class Z	6.00%	02/01/37	13,846
657	Series 2012-35, Class PL	2.00%	11/01/41	599
236	Series 2013-14, Class QE	1.75%	03/01/43	203
8,848	Series 2013-31, Class NT	3.00%	04/01/43	8,298
	FHLMC-GNMA
2	Series 1993-5, Class HA	7.50%	02/01/23	2
76	Series 1994-27, Class D	7.00%	03/01/24	77
	Freddie Mac REMICS
11	Series 1992-1401, Class Q, 1 Mo. LIBOR + 0.60% (d)	3.42%	10/15/22	11
790	Series 1993-1487, Class P, IO, 1 Mo. LIBOR x -1 + 9.50% (c)	6.68%	03/15/23	7
413	Series 1994-1673, Class FB, 10 Yr. Constant Maturity Treasury Rate - 0.50% (d)	2.37%	02/01/24	411
17	Series 1996-1847, Class LL	7.50%	04/01/26	18
4,407	Series 1998-2033, Class IA, IO	7.00%	02/01/28	368
1,337	Series 1999-2130, Class KB	6.38%	03/01/29	1,376
18,948	Series 1999-2174, Class PN	6.00%	07/01/29	19,272
2,320	Series 2001-2277, Class B	7.50%	01/01/31	2,520
21,319	Series 2003-2647, Class LS, 1 Mo. LIBOR x -2.5 + 14.00% (c)	7.59%	07/01/33	19,378
14,297	Series 2004-2768, Class PW	4.25%	03/01/34	13,797
2,000	Series 2004-2778, Class MM	5.25%	04/01/34	2,021
18,758	Series 2006-3199, Class DS, IO, 1 Mo. LIBOR x -1 + 7.15% (c)	4.33%	08/15/36	1,600
7,994	Series 2010-3775, Class KZ	4.00%	08/01/25	7,652
23,694	Series 2013-4178, Class ZN	3.50%	03/01/43	19,580
	Government National Mortgage Association
16,097	Series 2002-92, Class PB	5.50%	12/01/32	16,066
37,250	Series 2007-35, Class NE	6.00%	06/01/37	38,328
346	Series 2009-29, Class TA	4.50%	03/01/39	346
49,000	Series 2009-61, Class QE	5.50%	08/01/39	50,212
2,874	Series 2011-136, Class GB	2.50%	05/01/40	2,849
				254,166
	Pass-through Security – 0.4%
	Federal Home Loan Mortgage Corporation
3,416	Pool C01252	6.50%	11/01/31	3,560
20,307	Pool G01731	6.50%	12/01/29	20,964
12,470	Pool G06358	4.00%	04/01/41	11,914
	Federal National Mortgage Association
7,266	Pool 890383	4.00%	01/01/42	6,935
1	Pool AD0659	6.00%	02/01/23	1
20	Pool AE0050	5.50%	12/01/22	20
10,469	Pool AL0791	4.00%	02/01/41	9,992
15,661	Pool AU4289	4.00%	09/01/43	14,841
2,428	Pool MA0561	4.00%	11/01/40	2,318
11,637	Pool MA1028	4.00%	04/01/42	11,106

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Security (Continued)
	Government National Mortgage Association
$10,858	Pool 667422	5.00%	10/01/39	$11,005
5,900	Pool 706201	5.50%	04/01/39	5,980
8,749	Pool 736558	5.00%	02/01/40	8,664
11,601	Pool 759248	4.00%	02/01/41	11,015
				118,315
	Total U.S. Government Agency Mortgage-Backed Securities			372,481
	(Cost $408,998)
MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Credit Suisse First Boston Mortgage Securities Corp.
299	Series 2004-6, Class 2A1 (e)	4.75%	09/25/19	0
	MASTR Alternative Loan Trust
601	Series 2004-10, Class 2A1	5.50%	10/01/19	536
27	Series 2005-1, Class 5A1	5.50%	01/01/20	23
	MASTR Asset Securitization Trust
4,132	Series 2004-1, Class 5A4	5.50%	02/01/34	3,815
	Structured Asset Mortgage Investments Trust
3,307	Series 1999-1, Class 2A (f)	3.90%	06/01/29	3,270
	Total Mortgage-Backed Securities			7,644
	(Cost $8,360)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 46.7%
123,329	First Trust Institutional Preferred Securities and Income ETF (g)	2,115,092
500	First Trust Long Duration Opportunities ETF (g)	11,090
25,750	First Trust Low Duration Opportunities ETF (g)	1,219,263
41,932	First Trust Preferred Securities and Income ETF (g)	700,265
115,347	First Trust Senior Loan ETF (g)	5,083,342
83,561	First Trust Tactical High Yield ETF (g)	3,202,058
15,100	iShares 1-5 Year Investment Grade Corporate Bond ETF	744,128
15,900	iShares 7-10 Year Treasury Bond ETF	1,526,241
19,834	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,031,993
	Total Exchange-Traded Funds	16,633,472
	(Cost $18,834,429)

Total Investments – 98.2%	34,922,216
(Cost $36,920,159)

Net Other Assets and Liabilities – 1.8%	656,271
Net Assets – 100.0%	$35,578,487

(a)	This security is taxed as a “C” corporation for federal income tax purposes.
(b)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(c)	Inverse floating rate security.
(d)	Floating or variable rate security.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(f)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
(g)	Investment in an affiliated fund.

ADR	American Depositary Receipt
CAD	Canadian Dollar
IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,738,942	$ 8,738,942	$ —	$ —
Real Estate Investment Trusts*	4,282,066	4,282,066	—	—
Master Limited Partnerships*	2,474,163	2,474,163	—	—
U.S. Government Bonds and Notes	2,413,448	—	2,413,448	—
U.S. Government Agency Mortgage-Backed Securities	372,481	—	372,481	—
Mortgage-Backed Securities	7,644	—	7,644	—
Exchange-Traded Funds	16,633,472	16,633,472	—	—
Total Investments	$ 34,922,216	$ 32,128,643	$ 2,793,573	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at September 30, 2022, and for the fiscal year-to-date period (January 1, 2022 to September 30, 2022) are as follows:
Security Name	Shares at 9/30/2022	Value at 12/31/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2022	Dividend Income
First Trust Institutional Preferred Securities and Income ETF	123,329	$657,696	$1,817,033	$ —	$ (359,637)	$ —	$2,115,092	76,434
First Trust Long Duration Opportunities ETF	500	13,881	—	—	(2,791)	—	11,090	149
First Trust Low Duration Opportunities ETF	25,750	1,917,116	426,196	(1,030,877)	(31,771)	(61,401)	1,219,263	24,238
First Trust Preferred Securities and Income ETF	41,932	1,954,418	135,342	(1,255,021)	(250,575)	116,101	700,265	26,367
First Trust Senior Loan ETF	115,347	6,030,876	447,135	(895,461)	(434,317)	(64,891)	5,083,342	174,738
First Trust Tactical High Yield ETF	83,561	3,376,727	793,792	(165,952)	(774,209)	(28,300)	3,202,058	185,055
		$13,950,714	$3,619,498	$(3,347,311)	$(1,853,300)	($38,491)	$12,331,110	$486,981

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.2%
	Capital Markets – 99.2%
9,849	First Trust BICK Index Fund (a)	$233,618
6,573	First Trust Chindia ETF (a)	229,398
13,467	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	563,863
12,097	First Trust Dow Jones Global Select Dividend Index Fund (a)	224,278
29,668	First Trust Emerging Markets AlphaDEX® Fund (a)	548,561
261,040	First Trust Energy AlphaDEX® Fund (a)	4,074,834
5,559	First Trust India NIFTY 50 Equal Weight ETF (a)	238,092
89,629	First Trust Industrials/Producer Durables AlphaDEX® Fund (a)	4,118,453
14,538	First Trust Latin America AlphaDEX® Fund (a)	227,811
76,477	First Trust Materials AlphaDEX® Fund (a)	3,966,862
57,050	First Trust Mid Cap Core AlphaDEX® Fund (a)	4,579,404
118,955	First Trust Mid Cap Value AlphaDEX® Fund (a)	4,539,323
172,791	First Trust Nasdaq Food & Beverage ETF (a)	4,292,129
167,645	First Trust Nasdaq Oil & Gas ETF (a)	4,115,685
111,905	First Trust Small Cap Value AlphaDEX® Fund (a)	4,533,272
30,195	iShares Core U.S. Aggregate Bond ETF	2,908,986
41,437	SPDR Blackstone Senior Loan ETF	1,693,530
57,698	SPDR Bloomberg Investment Grade Floating Rate ETF	1,748,249
48,990	SPDR ICE Preferred Securities ETF	1,707,791
59,160	SPDR Portfolio Short Term Corporate Bond ETF	1,728,655

Total Investments – 99.2%	46,272,794
(Cost $52,423,661)

Net Other Assets and Liabilities – 0.8%	389,811
Net Assets – 100.0%	$46,662,605

(a)	Investment in an affiliated fund.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 46,272,794	$ 46,272,794	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at September 30, 2022, and for the fiscal year-to-date period (January 1, 2022 to September 30, 2022) are as follows:
Security Name	Shares at 9/30/2022	Value at 12/31/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2022	Dividend Income
First Trust BICK Index Fund	9,849	—	$259,072	$ —	$ (25,454)	$ —	$233,618	$419
First Trust Chindia ETF	6,573	—	261,507	(5,520)	(26,724)	135	229,398	328
First Trust Consumer Discretionary AlphaDEX® Fund	—	6,061,370	137,681	(5,344,429)	(1,589,432)	734,810	—	6,759
First Trust Developed Markets ex-US AlphaDEX® Fund	13,467	829,647	112,174	(137,816)	(233,034)	(7,108)	563,863	11,184
First Trust Dow Jones Global Select Dividend Index Fund	12,097	—	311,793	(12,231)	(74,130)	(1,154)	224,278	9,647
First Trust Emerging Markets AlphaDEX® Fund	29,668	861,981	64,206	(152,805)	(218,331)	(6,490)	548,561	32,112
First Trust Energy AlphaDEX® Fund	261,040	—	7,506,323	(2,989,768)	(307,594)	(134,127)	4,074,834	75,880
First Trust Enhanced Short Maturity ETF	—	—	24,646,393	(24,654,585)	—	8,192	—	75,530
First Trust Eurozone AlphaDEX® ETF	—	330,556	7,662	(305,921)	9,963	(42,260)	—	—
First Trust Germany AlphaDEX® Fund	—	320,851	7,367	(280,410)	(47,978)	170	—	—
First Trust India NIFTY 50 Equal Weight ETF	5,559	323,175	18,668	(76,785)	(33,292)	6,326	238,092	9,323
First Trust Industrials/Producer Durables AlphaDEX® Fund	89,629	6,234,946	3,225,581	(3,600,632)	(1,616,318)	(125,124)	4,118,453	29,941
First Trust Latin America AlphaDEX® Fund	14,538	—	322,358	(41,529)	(48,000)	(5,018)	227,811	9,950
First Trust Materials AlphaDEX® Fund	76,477	—	7,709,815	(2,340,355)	(957,640)	(444,958)	3,966,862	49,614
First Trust Mid Cap Core AlphaDEX® Fund	57,050	—	9,000,830	(3,412,886)	(724,315)	(284,225)	4,579,404	36,082
First Trust Mid Cap Growth AlphaDEX® Fund	—	6,436,187	143,265	(5,628,675)	(45,125)	(905,652)	—	—
First Trust Mid Cap Value AlphaDEX® Fund	118,955	6,072,655	3,589,212	(3,832,860)	(891,550)	(398,134)	4,539,323	53,179
First Trust Nasdaq Food & Beverage ETF	172,791	—	7,795,620	(2,845,163)	(415,718)	(242,610)	4,292,129	29,874
First Trust Nasdaq Oil & Gas ETF	167,645	6,522,412	2,895,656	(6,383,922)	283,944	797,595	4,115,685	114,019
First Trust Nasdaq Transportation ETF	—	6,112,724	143,369	(5,458,312)	(1,590,367)	792,586	—	—
First Trust NASDAQ-100-Technology Sector Index Fund	—	6,237,623	137,390	(5,024,506)	(1,909,527)	559,020	—	—
First Trust Small Cap Growth AlphaDEX® Fund	—	6,530,802	146,560	(5,714,692)	(1,760,010)	797,340	—	—
First Trust Small Cap Value AlphaDEX® Fund	111,905	—	9,113,200	(3,420,435)	(821,751)	(337,742)	4,533,272	38,445
First Trust Switzerland AlphaDEX® Fund	—	343,978	7,725	(265,951)	(86,958)	1,206	—	—
First Trust United Kingdom AlphaDEX® Fund	—	347,142	54,448	(291,885)	(1,091)	(108,614)	—	6,935
		$53,566,049	$77,617,875	$(82,222,073)	$(13,130,432)	$654,164	$36,485,583	$589,221

First Trust Capital Strength Portfolio
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.9%
	Aerospace & Defense – 6.2%
6,599	General Dynamics Corp.	$1,400,110
3,525	Lockheed Martin Corp.	1,361,672
3,044	Northrop Grumman Corp.	1,431,654
		4,193,436
	Air Freight & Logistics – 1.8%
7,690	United Parcel Service, Inc., Class B	1,242,243
	Beverages – 5.7%
22,466	Coca-Cola (The) Co.	1,258,545
14,453	Monster Beverage Corp. (a)	1,256,833
8,205	PepsiCo, Inc.	1,339,548
		3,854,926
	Biotechnology – 6.0%
9,140	AbbVie, Inc.	1,226,679
5,646	Amgen, Inc.	1,272,608
2,311	Regeneron Pharmaceuticals, Inc. (a)	1,591,979
		4,091,266
	Building Products – 2.3%
10,837	Trane Technologies PLC	1,569,306
	Capital Markets – 7.8%
14,652	Intercontinental Exchange, Inc.	1,323,808
4,986	Moody’s Corp.	1,212,147
26,818	Nasdaq, Inc.	1,520,044
4,018	S&P Global, Inc.	1,226,896
		5,282,895
	Chemicals – 2.1%
6,235	Air Products and Chemicals, Inc.	1,451,071
	Communications Equipment – 1.9%
32,600	Cisco Systems, Inc.	1,304,000
	Electrical Equipment – 1.9%
17,639	Emerson Electric Co.	1,291,528
	Electronic Equipment, Instruments & Components – 2.1%
21,236	Amphenol Corp., Class A	1,421,963
	Food & Staples Retailing – 2.1%
10,879	Walmart, Inc.	1,411,006
	Food Products – 1.9%
23,117	Mondelez International, Inc., Class A	1,267,505
	Health Care Equipment & Supplies – 3.7%
12,903	Abbott Laboratories	1,248,494
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
19,891	Hologic, Inc. (a)	$1,283,368
		2,531,862
	Health Care Providers & Services – 9.6%
9,873	AmerisourceBergen Corp.	1,336,113
2,872	Elevance Health, Inc.	1,304,578
2,880	Humana, Inc.	1,397,347
5,742	Laboratory Corp of America Holdings	1,176,019
2,650	UnitedHealth Group, Inc.	1,338,356
		6,552,413
	Household Durables – 1.7%
14,055	Garmin Ltd.	1,128,757
	Household Products – 1.8%
9,679	Procter & Gamble (The) Co.	1,221,974
	Industrial Conglomerates – 3.7%
10,790	3M Co.	1,192,295
8,126	Honeywell International, Inc.	1,356,798
		2,549,093
	Insurance – 5.8%
5,170	Aon PLC, Class A	1,384,888
12,494	Cincinnati Financial Corp.	1,119,087
22,277	W.R. Berkley Corp.	1,438,649
		3,942,624
	IT Services – 4.2%
6,557	Automatic Data Processing, Inc.	1,483,128
12,210	Paychex, Inc.	1,370,084
		2,853,212
	Life Sciences Tools & Services – 2.1%
5,489	Danaher Corp.	1,417,754
	Machinery – 6.2%
7,151	Cummins, Inc.	1,455,300
7,774	Illinois Tool Works, Inc.	1,404,373
5,653	Parker-Hannifin Corp.	1,369,778
		4,229,451
	Pharmaceuticals – 9.5%
18,560	Bristol-Myers Squibb Co.	1,319,431
4,234	Eli Lilly & Co.	1,369,064
7,878	Johnson & Johnson	1,286,950
14,786	Merck & Co., Inc.	1,273,370
8,045	Zoetis, Inc.	1,192,993
		6,441,808
	Road & Rail – 3.8%
48,652	CSX Corp.	1,296,089

First Trust Capital Strength Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Road & Rail (Continued)
6,161	Norfolk Southern Corp.	$1,291,654
		2,587,743
	Semiconductors & Semiconductor Equipment – 2.0%
8,746	Texas Instruments, Inc.	1,353,706
	Total Common Stocks	65,191,542
	(Cost $72,384,968)
REAL ESTATE INVESTMENT TRUSTS – 1.7%
	Specialized REITs – 1.7%
40,371	Weyerhaeuser Co.	1,152,996
	(Cost $1,402,731)
	Total Investments – 97.6%	66,344,538
	(Cost $73,787,699)
	Net Other Assets and Liabilities – 2.4%	1,645,810
	Net Assets – 100.0%	$67,990,348

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 65,191,542	$ 65,191,542	$ —	$ —
Real Estate Investment Trusts*	1,152,996	1,152,996	—	—
Total Investments	$ 66,344,538	$ 66,344,538	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength Portfolio
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.3%
	Aerospace & Defense – 2.2%
11,201	BAE Systems PLC (a)	$98,417
	Banks – 3.9%
982	Bank of Montreal	86,068
1,496	Toronto-Dominion Bank (The)	91,752
		177,820
	Beverages – 4.2%
2,163	Diageo PLC (a)	91,048
1,152	Heineken N.V. (a)	100,606
		191,654
	Biotechnology – 2.3%
570	CSL Ltd. (a)	103,664
	Building Products – 1.8%
188	Geberit AG (a)	80,612
	Capital Markets – 4.2%
616	Deutsche Boerse AG (a)	100,979
6,400	Japan Exchange Group, Inc. (a)	86,496
		187,475
	Chemicals – 1.5%
335	Sika AG (a)	67,332
	Commercial Services & Supplies – 1.9%
16,213	Rentokil Initial PLC (a)	85,937
	Construction & Engineering – 1.5%
5,316	Skanska AB, Class B (a)	66,162
	Diversified Financial Services – 1.6%
5,102	Investor AB, Class B (a)	74,444
	Electrical Equipment – 3.9%
3,602	ABB Ltd. (a)	93,002
1,267	Legrand S.A. (a)	81,923
		174,925
	Electronic Equipment, Instruments & Components – 1.8%
1,800	Murata Manufacturing Co., Ltd. (a)	82,849
	Entertainment – 1.8%
2,000	Nintendo Co., Ltd. (a)	80,669
	Food & Staples Retailing – 2.2%
2,493	Alimentation Couche-Tard, Inc.	100,362
	Food Products – 6.0%
48	Barry Callebaut AG (a)	90,481
1,014	Kerry Group PLC, Class A (a)	90,380
Shares	Description	Value

	Food Products (Continued)
852	Nestle S.A. (a)	$92,150
		273,011
	Health Care Providers & Services – 1.8%
4,251	Sonic Healthcare Ltd. (a)	82,917
	Hotels, Restaurants & Leisure – 2.1%
4,555	Aristocrat Leisure Ltd. (a)	96,049
	Insurance – 6.4%
771	Intact Financial Corp.	109,113
2,289	Sampo Oyj, Class A (a)	97,721
2,042	Sun Life Financial, Inc.	81,201
		288,035
	IT Services – 4.7%
1,388	CGI, Inc. (b)	104,490
800	Obic Co., Ltd. (a)	107,275
		211,765
	Machinery – 3.8%
2,228	Kone Oyj, Class B (a)	85,842
547	Schindler Holding AG (a)	84,894
		170,736
	Metals & Mining – 1.8%
3,230	BHP Group Ltd. (a)	80,292
	Oil, Gas & Consumable Fuels – 1.8%
1,730	Canadian Natural Resources Ltd.	80,529
	Personal Products – 4.5%
287	L’Oreal S.A. (a)	91,766
2,500	Unilever PLC (a)	109,850
		201,616
	Pharmaceuticals – 9.4%
3,300	Chugai Pharmaceutical Co., Ltd. (a)	82,444
4,746	GSK PLC (a)	68,545
1,211	Novartis AG (a)	92,323
952	Novo Nordisk A.S., Class B (a)	94,836
270	Roche Holding AG (a)	87,894
		426,042
	Professional Services – 10.3%
4,096	Bureau Veritas S.A. (a)	91,658
41	SGS S.A. (a)	87,730
309	Teleperformance (a)	78,388
1,047	Thomson Reuters Corp.	107,478
1,046	Wolters Kluwer N.V. (a)	101,853
		467,107
	Road & Rail – 2.1%
877	Canadian National Railway Co.	94,712

First Trust International Developed Capital Strength Portfolio
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 3.9%
65	Constellation Software, Inc.	$90,445
1,073	SAP SE (a)	87,444
		177,889
	Trading Companies & Distributors – 3.9%
2,797	Bunzl PLC (a)	85,457
856	Ferguson PLC (a)	88,792
		174,249
	Total Common Stocks	4,397,271
	(Cost $5,417,849)
REAL ESTATE INVESTMENT TRUSTS – 1.5%
	Industrial REITs – 1.5%
6,664	Goodman Group (a)	67,352
	(Cost $105,744)
	Total Investments – 98.8%	4,464,623
	(Cost $5,523,593)
	Net Other Assets and Liabilities – 1.2%	54,707
	Net Assets – 100.0%	$4,519,330

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $3,518,473 or 77.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.

Country Allocation†	% of Net Assets
Canada	20.9%
Switzerland	17.2
United Kingdom	11.9
Japan	9.7
Australia	9.5
France	7.6
Netherlands	4.5
Germany	4.2
Finland	4.1
Sweden	3.1
Denmark	2.1
Ireland	2.0
Jersey	2.0
Total Investments	98.8
Net Other Assets and Liabilities	1.2
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 177,820	$ 177,820	$ —	$ —
Food & Staples Retailing	100,362	100,362	—	—
Insurance	288,035	190,314	97,721	—
IT Services	211,765	104,490	107,275	—
Oil, Gas & Consumable Fuels	80,529	80,529	—	—
Professional Services	467,107	107,478	359,629	—
Road & Rail	94,712	94,712	—	—
Software	177,889	90,445	87,444	—
Other industry categories*	2,799,052	—	2,799,052	—
Real Estate Investment Trusts*	67,352	—	67,352	—
Total Investments	$ 4,464,623	$ 946,150	$ 3,518,473	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Variable Insurance Trust
September 30, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM are products of S&P Dow Jones Indices LLC and have been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM to track general market performance. S&P Dow Jones Indices’ only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM are determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR WITH

Additional Information (Continued)
First Trust Variable Insurance Trust
September 30, 2022 (Unaudited)
RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The First Trust Dorsey Wright Tactical Core Portfolio (the “Portfolio”) is not sponsored, endorsed, sold or promoted by Dorsey Wright & Associates, LLC or its affiliates (“Licensor”).  Licensor makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of trading in the Portfolio.  Licensor’s only relationship to First Trust Advisors L.P. (“First Trust”) is the licensing of certain trademarks and trade names of Licensor and of the Dorsey Wright Tactical Tilt Moderate Core IndexTM which is determined, composed and calculated by Licensor without regard to First Trust or the Portfolio, Licensor has no obligation to take the needs of First Trust or the owners of the Portfolio into consideration in determining, composing or calculating Dorsey Wright Tactical Tilt Moderate Core IndexTM.  Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Portfolio to be listed or in the determination or calculation of the equation by which the Portfolio are to be converted into cash.  Licensor has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.
LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE INDEXTM OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE INDEXTM OR ANY DATA INCLUDED THEREIN.  LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE INDEXTM OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.
First Trust does not guarantee the accuracy and/or the completeness of the Capital Strength IndexSM and/or the International Capital Strength IndexSM (together, the “Indexes”) or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indexes or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.
The First Trust Capital Strength Portfolio and the First Trust International Capital Strength Portfolio (the “Capital Strength Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Capital Strength Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Capital Strength Funds or any member of the public regarding the advisability of investing in securities generally or in the Capital Strength Funds particularly, or the ability of the Indexes to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Capital Strength Funds is in the licensing of the Indexes, and certain trade names of the Corporations and the use of the Indexes, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Capital Strength Funds. Nasdaq has no obligation to take the needs of First Trust or the owners of the Capital Strength Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Capital Strength Fund Shares to be issued or in the determination or calculation of the equation by which the Capital Strength Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Capital Strength Funds.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED,

Additional Information (Continued)
First Trust Variable Insurance Trust
September 30, 2022 (Unaudited)
AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.